Annual Total Returns- Janus Henderson Forty Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Forty Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.32%)	23.65%	31.73%	8.57%	11.75%	1.92%	29.10%	1.04%	36.30%	38.60%